SHARE-BASED COMPENSATION - RSU Activity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 4,909,573	$ 7,271,700	$ 10,520,282
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 5 months 15 days
RSU
SHARE-BASED COMPENSATION
Aggregate fair value of RSUs vested	$ 0
Total sharebased compensation expenses	228,439
Unrecognized share-based compensation expense	$ 1,809,601
Weighted average period to recognize unrecognized compensation cost (in years)	3 years 6 months 10 days